Retirement And Severance Benefits (Reconciliation Of Balances Of Level 3 Assets) (Detail) (Level 3 [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	¥ 21,014	¥ 15,112
Realized gains (losses)	4,171	2,167
Unrealized gains (losses) relating to assets held	(704)	2,706
Purchases, sales, issuances and settlements, net	(1,632)	2,575
Transfers out of Level 3	(2,277)	(1,546)
Ending balance	20,572	21,014
Collateralized Loan Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	13,284	8,715
Realized gains (losses)	2,515	2,167
Unrealized gains (losses) relating to assets held	(775)	3,036
Purchases, sales, issuances and settlements, net	(2,397)	912
Transfers out of Level 3	(2,277)	(1,546)
Ending balance	10,350	13,284
Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	7,730	6,397
Realized gains (losses)	1,656
Unrealized gains (losses) relating to assets held	71	(330)
Purchases, sales, issuances and settlements, net	765	1,663
Ending balance	¥ 10,222	¥ 7,730